Quantitative Information About Delinquencies, Net Credit Losses, and Components of Financial Assets Sold on Securitization and Other Assets Managed Together (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	¥ 3,694,508	¥ 3,409,628
Direct financing leases sold on securitization	894	1,156
Principal amount of assets managed or sold on securitization receivables	3,695,402	3,410,784
Principal amount of assets managed or sold on securitization receivables 90 days or more past-due and impaired loans	123,042	155,860
Direct financing lease sold on securitization	0	0
Principal amount of assets managed or sold on securitization receivables 90 days or more past-due and impaired loans	123,042	155,860
Assets recorded on the balance sheet credit losses	25,793	28,116	¥ 43,188
Direct financing lease sold on securitization credit losses	0	0	0
Assets managed or sold on securitization net credit losses	25,793	28,116	43,188
Direct Financing Leases
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	1,216,454	1,094,073
Principal amount of assets managed or sold on securitization receivables 90 days or more past-due and impaired loans	15,373	13,887
Assets recorded on the balance sheet credit losses	3,774	4,351	4,046
Installment Loans
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	2,478,054	2,315,555
Principal amount of assets managed or sold on securitization receivables 90 days or more past-due and impaired loans	107,669	141,973
Assets recorded on the balance sheet credit losses	¥ 22,019	¥ 23,765	¥ 39,142